UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                   June 30, 2009

                          NICHOLAS MONEY MARKET FUND, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

August 2009

Report to Fellow Shareholders:

Short-term interest rates for the first six-months of 2009 continued their precipitous fall, which began nearly two years ago when the credit crisis started gaining traction. For example, based on a Federal Reserve Board statistical release, the 60-day AA Nonfinancial Commercial Paper Interest Rate stood at 71 basis points at the beginning of this reporting period and ended at 21 basis points. More incredibly, when comparing the same 60-day paper to the same period end in 2007, we discover that the reported interest rate fell from 523 to 21 basis points. That is over a 500 basis point decrease in just two short years!

The credit crisis caused many financial institutions to retrench and hoard cash in order to prop up capital. After years of highly leveraged mortgage plays, these companies have suddenly become overly conservative. Last year, the LIBOR-OIS spread (a commonly used indicator of banks willingness to lend) peaked at 364 basis points after the Lehman collapse (the "normal" spread according to former Fed chief Alan Greenspan is around 25 basis points). Because this spread is a good gauge of liquidity and risk in the money markets it was apparent the availability of corporations to fund short-term liquidity requirements would be tested. Initially investors of commercial paper (C/P) were demanding high yields to invest in these unsecured instruments, but as time went by issuers considered other alternatives. Issuers of C/P grew concerned of their ability to replace maturing securities and often went to longer-term debt, eschewing shorter-term funding options. In addition, corporations, especially financials, could take advantage of the many new federal supported funding programs designed to keep liquidity options open, such as the Commercial Paper Funding Facility, and sell to the Fed at rates less than what they would expect to pay in the open market. Also, with the recession in full bloom, discretionary corporation short-term liquidity requirements waned and corporations opted to increase cash reserves.

Amidst the recession and credit crisis, C/P issuance fell dramatically. The C/P market peaked in August 2007 at around $2.2 trillion and since fell to $1.07 trillion by July 2009. C/P is a common investment vehicle purchased by money market funds. Because the supply decreased without a comparable fall in demand, the yields offered by the issuers sank to historically low levels. Also, other money market fund eligible investments such as short-term Treasuries, CDs and repurchase agreements failed to provide much of a yield enhancement alternative.

It's no wonder money market funds have all-time low yields. Some funds currently have no yields at all. Within this scenario, Nicholas Money Market Fund had a six-month total return of 0.12%, and seven-day current and effective yields of 0.06% as of June 30, 2009.

Returns for the Nicholas Money Market Fund and the Lipper Money Market Fund Category are provided in the chart below for the period ended June 30, 2009.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc.	0.12%	1.04%	3.21%	3.02%	3.00%
Lipper Money Market Fund Category	0.13%	0.92%	2.98%	2.73%	2.71%
Fund's Gross Expense Ratio: 0.49% *

*Beginning March 26, 2009, the Adviser agreed to voluntarily absorb Fund management fees in excess of 0.15% and effective July 22, 2009, the Adviser absorbed the remaining 0.15% of Fund management fees. The Adviser may decrease or discontinue its absorption of the Fund's management fees at any time in its sole discretion. The Fund's expense ratios for the period ended June 30, 2009 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns and yields are reduced by expenses. Assumes reinvestment of dividends. Returns and yields shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund began the year with a weighted average maturity ("WAM") of 33 days. In an effort to lock in slightly more favorable yields, the Fund went out further on the yield curve, sharply increasing the Funds WAM to 49 days by June 30, 2009.

As of June 30, 2009, the Fund increased the percentage of corporate notes held. These money market eligible securities generated a greater yield than comparable C/P and because of this, have been more difficult to find. The remainder of the portfolio was invested in top-tier C/P. Because of the severity of the credit crisis on financial companies, the Fund has recently shied away from these institutions. However, keeping in mind the industries large issuance of short-term debt securities and the Feds implicit and explicit support for many of these financial companies, the Fund will consider, on a select basis, some of these companies with the preservation of shareholder principal remaining paramount. Also, with the recession lingering on, we are keeping an eye on some non-financial companies, such as industrials, which are starting to feel the effects of decreased earnings.

For the period ended June 30, 2009, the Fund ranked (based on total fund returns) within the top 37th percentile (112 out of 309 funds) for 12-month total return as compared to the Lipper Money Market Fund Category as reported by Lipper Analytical Services, Inc. ("Lipper"). For the 3-, 5-and 10-year periods the Fund ranked within the top 35th, 25th, and 21st percentile for average annual total return as reported by Lipper (98 out of 287, 67 out of 270 and 40 out of 198 funds, respectively).

As mentioned above, the Fund has currently waived all management fees (30 basis points on an annual basis). This waiver creates a one-for-one increase in yield for every basis point reduction. Even without the waiver, the Fund's expense ratio is favorable when compared to other money market funds.

Since early March 2009, most major stock indices have experienced a substantial upswing in returns from their March 2009 bottoms. The same cannot be said for money funds, as yields have fallen steadily throughout 2009. The Federal Reserve Board Fed Funds Target Rate, a main driver of short-term rates, remains at between 0 and 25 basis points, creating a highly accommodative position. The Fed recently stated that expectations are for the target rates to remain low for an extended period of time. There are positive signs for the U.S. economy as estimated 2nd quarter GDP came in higher than expected, and there are signs corporate inventories may need to be replenished. Still, consumer confidence remains low, unemployment high and financial institutions remain very vulnerable to increasing write-offs. One good note regarding the credit crisis is the aforementioned LIBOR-OIS spread has lowered closer to "normal" levels. Perhaps the better lending environment will spur further economic growth. Regardless, with the Fed keeping rates low, don't expect short-term interest rates to rise substantially anytime soon.

Thank you for your continued support.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Portfolio Manager

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return and yield would be reduced.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/09)

Financial Highlights (NICXX)
For a share outstanding throughout the period
--------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                Years ended December 31,
                                     June 30, 2009 ---------------------------------------------
                                      (unaudited)   2008      2007      2006      2005      2004
                                     -------------  ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .001      .022      .047      .045      .027      .009
                                         -----     -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.001)    (.022)    (.047)    (.045)    (.027)    (.009)
                                         -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----     -----     -----     -----     -----     -----
                                         -----     -----     -----     -----     -----     -----
TOTAL RETURN ..........................   .12%(1)  2.26%     4.83%     4.58%     2.75%      .91%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..  $85.3     $89.7     $84.7     $66.7     $89.8     $90.1
Ratio of expenses to
 average net assets ...................   .41%(2)   .49%      .52%      .56%      .52%      .48%
Ratio of net investment income
 to average net assets ................   .24%(2)  2.21%     4.72%     4.45%     2.74%      .91%
Absent reimbursement of expenses by Adviser (Note 2(a)) -
Ratio of expenses to
 average net assets ...................   .49%(2)
Ratio of net investment income
 to average net assets ................   .16%(2)
(1) Not annualized.
(2) Annualized.

     The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
        VERTICAL BAR CHART PLOT POINTS
        1 Day ....................................     1.27%
        2 - 7 Days ...............................     7.39%
        8 - 30 Days ..............................    28.00%
        31 - 60 Days .............................    25.34%
        61 - 90 Days .............................    31.45%
        90 - 120 Days ............................     2.77%
        > 120 Days ...............................     3.78%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/08         06/30/09       01/01/09 - 06/30/09
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,001.20             $2.02
        Hypothetical   1,000.00          1,022.98              2.05
        (5% return before expenses)
        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 180 then divided by 365 to reflect the one-half year period.

Statement of Net Assets
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
                                                      Yield to       Amortized
  Principal                               Maturity    Maturity          Cost
   Amount                                   Date     (Note 1(b))    (Note 1(a))
-------------                            ----------  -----------    -----------
COMMERCIAL PAPER - 85.29%
$  565,000   Stanley Works (The) ....... 07/01/2009     0.30%       $   565,000
   500,000   Verizon Communications Inc. 07/01/2009     0.23%           500,000
   610,000   Hewlett-Packard Company ... 07/02/2009     0.20%           609,997
   875,000   PepsiAmericas, Inc. ....... 07/02/2009     0.33%           874,992
 1,165,000   PepsiAmericas, Inc. ....... 07/06/2009     0.28%         1,164,955
 1,000,000   Stanley Works (The) ....... 07/06/2009     0.51%           999,931
   250,000   ConocoPhillips Qatar
              Funding Ltd. ............. 07/07/2009     0.56%           249,977
   250,000   Deere & Company ........... 07/07/2009     0.32%           249,987
 1,750,000   Medtronic, Inc. ........... 07/07/2009     0.20%         1,749,942
   400,000   Parker-Hannifin Corporation 07/07/2009     0.30%           399,980
 1,820,000   Eli Lilly and Company ..... 07/08/2009     0.30%         1,819,894
   250,000   Eli Lilly and Company ..... 07/08/2009     0.25%           249,988
   250,000   Eli Lilly and Company ..... 07/08/2009     0.20%           249,990
   794,000   Parker-Hannifin Corporation 07/08/2009     0.30%           793,954
 1,165,000   Coca-Cola Company (The) ... 07/09/2009     0.30%         1,164,922
   765,000   Pfizer Inc. ............... 07/09/2009     0.21%           764,964
 1,310,000   Brown-Forman Corporation .. 07/10/2009     0.23%         1,309,925
   405,000   ConocoPhillips Qatar
              Funding Ltd. ............. 07/10/2009     0.56%           404,945
   585,000   Verizon Communications Inc. 07/10/2009     0.35%           584,949
   491,000   Coca-Cola Company (The) ... 07/13/2009     0.30%           490,951
 1,000,000   Franklin Resources, Inc. .. 07/14/2009     0.41%           999,855
 1,500,000   Medtronic, Inc. ........... 07/15/2009     0.20%         1,499,883
 1,000,000   ConocoPhillips Qatar
              Funding Ltd. ............. 07/16/2009     0.25%           999,896
 2,000,000   Verizon Communications Inc. 07/16/2009     0.33%         1,999,725
 1,825,000   Coca-Cola Company (The) ... 07/20/2009     0.43%         1,824,595
   100,000   Merck & Co., Inc. ......... 07/20/2009     0.22%            99,988
   550,000   Medtronic, Inc. ........... 07/21/2009     0.20%           549,939
 1,000,000   Chevron Corporation ....... 07/24/2009     0.24%           999,847
 1,000,000   Hershey Company (The) ..... 07/27/2009     0.32%           999,769
 1,250,000   Eli Lilly and Company ..... 07/28/2009     0.19%         1,249,822
 1,500,000   Chevron Corporation ....... 07/29/2009     0.24%         1,499,720
 1,000,000   Stanley Works (The) ....... 07/30/2009     0.46%           999,638
 1,500,000   BASF SE ................... 07/31/2009     0.25%         1,499,688
   725,000   Abbott Laboratories ....... 08/04/2009     0.20%           724,863
   500,000   BASF SE ................... 08/04/2009     0.25%           499,882
   758,000   Procter & Gamble
              International
              Funding S.C.A. ........... 08/04/2009     0.51%           757,642
   490,000   Procter & Gamble
              International
              Funding S.C.A. ........... 08/04/2009     0.36%           489,838
   725,000   General Re Corporation .... 08/07/2009     0.25%           724,814
   500,000   General Re Corporation .... 08/07/2009     0.23%           499,882
   745,000   Covidien International
              Finance S.A. ............. 08/10/2009     0.51%           744,586
   435,000   Franklin Resources, Inc. .. 08/11/2009     0.25%           434,876
 1,350,000   Parker-Hannifin Corporation 08/11/2009     0.25%         1,349,616
 2,000,000   Covidien International
              Finance S.A. ............. 08/12/2009     0.51%         1,998,833
 1,500,000   Toyota Motor
              Credit Corporation ....... 08/13/2009     0.24%         1,499,570
   935,000   Abbott Laboratories ....... 08/14/2009     0.20%           934,771
   500,000   Coca-Cola Company (The) ... 08/17/2009     0.20%           499,870
 1,000,000   Johnson & Johnson ......... 08/17/2009     0.50%           999,360
 1,500,000   Abbott Laboratories ....... 08/18/2009     0.23%         1,499,540
 1,000,000   Hershey Company (The) ..... 08/19/2009     0.21%           999,714
 1,065,000   Stanley Works (The) ....... 08/21/2009     0.36%         1,064,472
 1,575,000   Toyota Motor
              Credit Corporation ....... 08/28/2009     0.26%         1,574,340
 1,655,000   Nestle Capital Corporation  08/31/2009     0.51%         1,653,598
 1,000,000   Unilever Capital
              Corporation .............. 08/31/2009     0.23%           999,610
   500,000   Abbott Laboratories ....... 09/01/2009     0.21%           499,819
 1,000,000   General Electric Company .. 09/02/2009     0.25%           999,562
 1,530,000   General Electric Company .. 09/03/2009     0.27%         1,529,266
   820,000   Pfizer Inc. ............... 09/04/2009     0.25%           819,630
   250,000   Abbott Laboratories ....... 09/14/2009     0.22%           249,885
 2,000,000   Procter & Gamble
              International
              Funding S.C.A. ........... 09/14/2009     0.23%         1,999,042
 1,885,000   Pfizer Inc. ............... 09/15/2009     0.25%         1,884,005
 1,000,000   Unilever Capital
              Corporation .............. 09/15/2009     0.22%           999,536
 1,625,000   Unilever Capital
              Corporation .............. 09/16/2009     0.22%         1,624,235
 2,050,000   Johnson & Johnson ......... 09/21/2009     0.22%         2,048,972
 3,750,000   Shell International
              Finance B.V. ............. 09/24/2009     0.22%         3,748,052
 1,000,000   Nestle Capital Corporation  09/28/2009     0.30%           999,258
 1,500,000   Hershey Company (The) ..... 09/29/2009     0.22%         1,499,175
   865,000   Johnson & Johnson ......... 10/26/2009     0.29%           864,185
 2,620,000   Campbell Soup Company ..... 11/10/2009     0.36%         2,616,637
                                                                    -----------
              TOTAL COMMERCIAL PAPER ...                             72,752,544
                                                                    -----------

FIXED RATE CORPORATE NOTES - 11.55%
 1,500,000   John Deere Capital Corporation
              Medium Term Notes,
              Series D, 4.40% .......... 07/15/2009     0.61%         1,502,358
 2,770,000   Wal-Mart
              Stores, Inc., 6.875% ..... 08/10/2009     0.49%         2,789,605
 2,500,000   General Re
              Corporation, 9.00% ....... 09/14/2009     1.29%         2,539,327
   750,000   BellSouth
              Communications, 4.20% .... 09/15/2009     1.64%           753,954
 2,250,000   SBC Communications
              Inc., 4.125% ............. 09/15/2009     1.71%         2,261,192
                                                                    -----------
              TOTAL FIXED RATE
               CORPORATE NOTES .........                              9,846,436
                                                                    -----------

FLOATING RATE CORPORATE NOTES - 3.05%
    16,974   American Family Financial
              Services, Inc. (1) ....... 07/01/2009     0.10%            16,974
   800,000   IBM International Group
              Capital LLC .............. 07/29/2009     1.40%           800,028
 1,185,000   Walt Disney Company (The)
              Floating Rate Global Note  09/10/2009     0.75%         1,185,154
   100,000   Procter & Gamble
              Company (The) ............ 03/09/2010     0.81%           100,226
   500,000   Procter & Gamble
              International
              Funding S.C.A. ........... 05/07/2010     1.00%           500,000
                                                                    -----------
              TOTAL FLOATING RATE
               CORPORATE NOTES .........                              2,602,382
                                                                    -----------
              TOTAL INVESTMENTS
               - 99.89% ................                             85,201,362
                                                                    -----------
              OTHER ASSETS, NET OF
               LIABILITIES - 0.11% .....                                 96,570
                                                                    -----------
              TOTAL NET ASSETS
               (basis of percentages
               disclosed above) - 100%                              $85,297,932
                                                                    -----------
                                                                    -----------

             NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
              ($85,297,932 / 85,297,932 shares outstanding) ............. $1.00
                                                                          -----
                                                                          -----
(1)  Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Interest ..................................................       $269,879
                                                                      --------
EXPENSES
    Management fee ............................................        126,461
    Transfer agent fees .......................................         17,764
    Audit and tax fees ........................................         10,700
    Accounting and administrative fees ........................         10,538
    Registration fees .........................................          7,187
    Directors' fees ...........................................          5,720
    Accounting system and pricing service fees ................          5,469
    Legal fees ................................................          4,908
    Postage and mailing .......................................          4,293
    Insurance .................................................          4,076
    Printing ..................................................          3,865
    Custodian fees ............................................          2,148
    Other operating expenses ..................................          1,370
                                                                      --------
         Total expenses before reimbursement ..................        204,499
                                                                      --------
         Reimbursement of expenses by adviser (Note 2(a)) .....        (33,698)
                                                                      --------
         Total expenses after reimbursement ...................        170,801
                                                                      --------
         Net investment income ................................       $ 99,078
                                                                      --------
                                                                      --------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2009 (unaudited) and the year ended December
31, 2008
-------------------------------------------------------------------------------
                                           Six Months Ended        Year Ended
                                               06/30/2009          12/31/2008
                                              ------------        ------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $     99,078        $  1,910,586
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............       (99,078)         (1,910,586)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ............    20,254,805          61,383,552
    Reinvestment of distributions ..........       200,100           2,019,261
    Cost of shares redeemed ................   (24,826,718)        (58,407,148)
                                              ------------        ------------
         Change in net assets
          derived from capital share
          transactions .....................    (4,371,813)          4,995,665
                                              ------------        ------------
         Total change in net assets ........    (4,371,813)          4,995,665
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................    89,669,745          84,674,080
                                              ------------        ------------
    End of period ..........................  $ 85,297,932        $ 89,669,745
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2009 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.
         In accordance with Statement of Financial Accounting Standards No.
         157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish
         classification of fair value measurements for disclosure purposes.
         Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.
         Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:
                                                      Investments
                                                          in
              Valuation Inputs                        Securities
              --------------------------------------------------
              Level 1 - Quoted Prices .............. $        --
              Level 2 - Other Significant
                         Observable Inputs .........  85,201,362
              Level 3 - Significant Unobservable
                         Inputs ....................          --
                                                     -----------
                                       Total ....... $85,201,362
                                                     -----------
                                                     -----------
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of June 30, 2009, the Fund's dollar-weighted average portfolio maturity was 49 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.
         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $99,078 and $1,910,586 of ordinary income during six months ended June
         30, 2009 and the year ended December 31, 2008, respectively.  There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of June 30, 2009.

    (e)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         Beginning March 26, 2009, the Adviser voluntarily agreed to absorb the
         Fund's management fees in excess of .15% of annual average net assets.
         Under this agreement the Adviser absorbed $33,698 during the period ended June 30, 2009.  As of June 30, 2009, the Fund owed the Adviser
         $12,048 for advisory, accounting and administrative services.  The
         Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the
         Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2009.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and
         (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $2,658 for the period ended June 30, 2009 for legal services rendered by this law firm.
(3) Subsequent Event -
    Effective July 22, 2009, the Adviser has voluntarily agreed to absorb the remaining .15% of management fees for the fiscal year ended December 31,
    2009.  The Adviser may decrease or discontinue its absorption of the Fund's management fees at any time in its sole discretion.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2009, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2010.  In connection with the renewal of the Investment
Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended December 31, 2008, the management fee was 0.30% and the Fund's total expense ratio (including the management fee) was 0.49%.  In renewing the Investment Advisory Agreement, the
Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group:  (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; and (iv) the range and quality of the services offered by the Adviser. Specifically, the Board noted
that the Fund performed in the upper fortieth, twenty-eighth, twenty-second and nineteenth percent of its category for the 1-, 3-, 5-, and 10-year periods and the upper fortieth, twenty-fourth and twenty-first percent for the calendar years 2008, 2007 and 2006, within the money market funds in the Lipper, Inc.
universe.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement.  The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.
The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds.  The Board reviewed the actual relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the
Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.
The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the
Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Money Market Fund, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/27/2009

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/27/2009